PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Share Unit Plan Activity (Details)						12 Months Ended			36 Months Ended
	Dec. 31, 2018 shares $ / shares	Jun. 30, 2015 shares	Sep. 17, 2014 shares	Sep. 27, 2013 shares	Mar. 29, 2013 shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Granted (in shares)									10,212,323
Number of shares, Exited (in shares)	0
Number of shares, Forfeited (in shares)	(841,863)
Number of shares, Outstanding, ending balance (in shares)	9,370,460					9,370,460			9,370,460
Restricted Share Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding, beginning balance (in shares)						306,005	650,254	1,320,654
Number of shares, Granted (in shares)						0	0	0
Number of shares, Exited (in shares)						(288,721)	(303,550)	(564,679)
Number of shares, Forfeited (in shares)						(17,284)	(40,699)	(105,721)
Number of shares, Outstanding, ending balance (in shares)	0					0	306,005	650,254	0
Fair value per share, Outstanding, beginning balance (USD per share) | $ / shares						$ 11.49	$ 21.00	$ 28.78
Fair value per share, Granted (USD per share) | $ / shares						0	0	0
Fair value per share, Exited (USD per share) | $ / shares						11.49	30.69	38.24
Fair value per share, Forfeited (USD per share) | $ / shares						11.49	20.32	26.12
Fair value per share, Outstanding, ending balance (USD per share) | $ / shares							$ 11.49	$ 21.00
Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding, beginning balance (in shares)						8,596,836	8,039,494	1,370,675
Number of shares, Granted (in shares)		27,648	56,606	27,807	1,567	1,577,865	1,199,338	7,252,814
Number of shares, Exited (in shares)						(412,893)	(204,855)	(19,816)
Number of shares, Forfeited (in shares)						(391,348)	(437,141)	(564,179)
Number of shares, Outstanding, ending balance (in shares)	9,370,460					9,370,460	8,596,836	8,039,494	9,370,460
Fair value per share, Outstanding, beginning balance (USD per share) | $ / shares						$ 14.83	$ 15.08	$ 33.32
Fair value per share, Granted (USD per share) | $ / shares						21.32	19.25	13.46
Fair value per share, Exited (USD per share) | $ / shares						28.98	43.34	37.11
Fair value per share, Forfeited (USD per share) | $ / shares						16.41	18.33	37.76
Fair value per share, Outstanding, ending balance (USD per share) | $ / shares	$ 15.34					$ 15.34	$ 14.83	$ 15.08	$ 15.34